Related Party Transactions (Details) - Schedule of Related Party Receivables - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions (Details) - Schedule of Related Party Receivables [Line Items]
Related party receivables		$ 105,791	$ 118,554
Credit with related party [Member]
Related Party Transactions (Details) - Schedule of Related Party Receivables [Line Items]
Related party receivables	[1]	$ 105,791	$ 118,554

[1]	Refers to the agreement entered into between JBS S.A. and J&F Investimentos S.A. and certain former executives of the Group, which represents the definitive settlement of the dispute subject to Arbitration CAM n° 186/21, whereby J&F agreed to pay the total updated amount of US$ 116,355, to be paid in accordance with the terms and conditions specified in the agreement.